Note 1. Business: Concentration of Credit Risk (Policies)	12 Months Ended
Nov. 30, 2018
Policies
Concentration of Credit Risk

Concentration of Credit Risk

From time to time our cash balances, held at major financial institutions, exceed the federally insured limits of $250,000. Our management believes that the financial institutions are financially sound and the risk of loss is low.  Our cash balances did not exceed federally insured limits at November 30, 2018 or 2017.